RELATED PARTY TRANSACTIONS (Details) (CAD)	12 Months Ended		222 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Related Party Transaction [Line Items]
Loan from related party	130,951	6,126	130,951
Management fees (Note 7)	45,000	60,000	1,260,654
Non-cash management fees	42,500	45,000	87,500
Management fee paid in cash	2,500
Consulting fees	37,606	41,872	696,789
Former director
Related Party Transaction [Line Items]
Loan from related party	1,179	6,126	1,179
Director
Related Party Transaction [Line Items]
Loan from related party	129,772		129,772
Interest rate	0.50%
Description of payment of loan from related party	due on demand within 15 days written notice
Accrued interest	177		177
Consulting fees	250
Advance to director		1,001
Directors and officers
Related Party Transaction [Line Items]
Management fees (Note 7)	45,000	60,000